American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2025

Short-Term Government Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 52.0%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	421,012	429,991
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	509,092	490,632
U.S. Treasury Notes, 4.375%, 12/15/26(1)	500,000	503,969
U.S. Treasury Notes, 3.875%, 3/31/27	3,500,000	3,515,586
U.S. Treasury Notes, 3.50%, 10/31/27	8,500,000	8,502,490
U.S. Treasury Notes, 3.875%, 3/15/28	7,000,000	7,057,285
U.S. Treasury Notes, 3.875%, 6/15/28	29,500,000	29,757,549
U.S. Treasury Notes, 3.375%, 9/15/28	500,000	498,008
U.S. Treasury Notes, 4.625%, 9/30/28	5,300,000	5,450,615
U.S. Treasury Notes, 3.50%, 11/15/28	12,000,000	11,988,281
U.S. Treasury Notes, 3.50%, 12/15/28	100,000	99,887
U.S. Treasury Notes, 3.75%, 12/31/28	11,000,000	11,064,238
U.S. Treasury Notes, 4.125%, 3/31/29	13,100,000	13,319,528
U.S. Treasury Notes, 4.25%, 6/30/29	6,400,000	6,536,500
TOTAL U.S. TREASURY SECURITIES (Cost $98,620,492)		99,214,559
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.7%
FHLMC, Series 3114, Class FT, VRN, 4.45%, (30-day average SOFR plus 0.46%), 9/15/30	45,217	45,078
FHLMC, Series 3200, Class FP, VRN, 4.30%, (30-day average SOFR plus 0.31%), 8/15/36	264,683	261,182
FHLMC, Series 3206, Class FE, VRN, 4.50%, (30-day average SOFR plus 0.51%), 8/15/36	96,143	95,418
FHLMC, Series 3231, Class FA, VRN, 4.50%, (30-day average SOFR plus 0.51%), 10/15/36	104,690	103,921
FHLMC, Series 3301, Class FA, VRN, 4.40%, (30-day average SOFR plus 0.41%), 8/15/35	111,320	110,224
FHLMC, Series 3380, Class FP, VRN, 4.45%, (30-day average SOFR plus 0.46%), 11/15/36	130,736	129,655
FHLMC, Series 3508, Class PF, VRN, 4.95%, (30-day average SOFR plus 0.96%), 2/15/39	49,451	49,890
FHLMC, Series 3587, Class FB, VRN, 4.88%, (30-day average SOFR plus 0.89%), 2/15/36	137,715	138,368
FHLMC, Series 5490, Class LF, VRN, 4.97%, (30-day average SOFR plus 1.10%), 1/25/55	3,240,603	3,251,057
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,931,436
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,982,225
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	2,079,358	2,066,639
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,484,008
FHLMC, Series K060, Class AM, SEQ, VRN, 3.30%, 10/25/26	2,000,000	1,987,772
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	2,000,000	1,991,036
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,987,496
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,460,999
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,121,640
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	936,024
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,039,659	3,007,701
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,861,813
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,045,407
FHLMC, Series K087, Class A2, SEQ, 3.77%, 12/25/28	2,691,488	2,685,353
FHLMC, Series K522, Class A2, SEQ, 4.80%, 5/25/29	1,090,909	1,118,071
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	862,592	860,163
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,758,746	1,744,260
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,253,315	2,175,227
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	1,947,044	1,930,505
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,836,114	1,816,693
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	121,271	120,791
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	1,000,000	995,657
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	707,156	671,097
FHLMC, Series W5FX, Class AFX, SEQ, VRN, 3.21%, 4/25/28	4,300,000	4,248,271
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,707,855	1,692,487

FNMA, Series 2006-11, Class FA, VRN, 4.29%, (30-day average SOFR plus 0.41%), 3/25/36	85,063	84,477
FNMA, Series 2006-60, Class KF, VRN, 4.29%, (30-day average SOFR plus 0.41%), 7/25/36	291,904	289,550
FNMA, Series 2006-72, Class TE, VRN, 4.29%, (30-day average SOFR plus 0.41%), 8/25/36	137,686	136,341
FNMA, Series 2009-33, Class FB, VRN, 4.81%, (30-day average SOFR plus 0.93%), 3/25/37	161,563	162,646
FNMA, Series 2009-89, Class FD, VRN, 4.59%, (30-day average SOFR plus 0.71%), 5/25/36	79,072	79,139
FNMA, Series 2016-M11, Class A2, SEQ, VRN, 2.37%, 7/25/26	2,354,574	2,333,969
FNMA, Series 2024-M6, Class A2, VRN, 2.90%, 7/25/27	2,211,000	2,185,748
FNMA, Series 2025-35, Class HF, VRN, 5.57%, (30-day average SOFR plus 1.70%), 5/25/55	1,777,857	1,792,227
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	144,491	144,110
GNMA, Series 2010-14, Class QF, VRN, 4.30%, (1-month SOFR plus 0.56%), 2/16/40	177,053	176,410
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,097,767)		60,492,181
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, VRN, 6.43%, (1-year RFUCC plus 1.74%), 5/1/42	502,102	525,414
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	40,349	40,891
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	42,429	42,965
		609,270
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.7%
FNMA, 2.47%, 7/1/26	3,200,000	3,169,718
FNMA, 3.17%, 1/1/27	1,500,000	1,488,304
FNMA, 3.63%, 8/1/28	2,297,835	2,261,148
FNMA, 7.00%, 5/1/32	25,056	26,319
FNMA, 7.00%, 5/1/32	1,250	1,313
FNMA, 7.00%, 6/1/32	31,949	33,568
		6,980,370
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,565,239)		7,589,640
ASSET-BACKED SECURITIES — 2.6%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.43%, (1-month SOFR plus 0.69%), 11/25/71	556,192	548,220
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.55%, (1-month SOFR plus 0.81%), 1/25/72	542,335	535,480
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.56%, (30-day average SOFR plus 0.68%), 11/25/70(2)	787,043	779,584
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 4.77%, (1-month SOFR plus 0.81%), 3/25/61	123,773	121,213
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	186,807	159,461
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 4.59%, (3-month SOFR plus 0.71%), 8/23/36(2)	683,856	680,832
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.42%, (1-month SOFR plus 0.68%), 9/25/61	634,377	632,109
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.42%, (1-month SOFR plus 0.68%), 10/25/61	1,045,744	1,034,598
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.52%, (30-day average SOFR plus 0.64%), 5/25/70(2)	508,779	500,313
TOTAL ASSET-BACKED SECURITIES (Cost $4,957,472)		4,991,810
MUNICIPAL SECURITIES — 2.5%
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3) (Cost $4,739,465)	4,700,000	4,787,340
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLB, 0.96%, 3/5/26 (Cost $2,487,433)	2,500,000	2,488,759
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreements — 5.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $10,761,067), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $10,552,239) (Cost $10,550,000)		10,550,000
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $189,017,868)		190,114,289
OTHER ASSETS AND LIABILITIES — 0.4%		806,497
TOTAL NET ASSETS — 100.0%		$190,920,786

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	18	March 2026	$2,023,875	$1,123
U.S. Treasury 10-Year Ultra Notes	1	March 2026	115,016	(455)
			$2,138,891	$668
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $292,302.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,120,190, which represented 1.1% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$99,214,559	—
Collateralized Mortgage Obligations	—	60,492,181	—
U.S. Government Agency Mortgage-Backed Securities	—	7,589,640	—
Asset-Backed Securities	—	4,991,810	—
Municipal Securities	—	4,787,340	—
U.S. Government Agency Securities	—	2,488,759	—
Short-Term Investments	—	10,550,000	—
	—	$190,114,289	—
Other Financial Instruments
Futures Contracts	$1,123	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$455	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.